SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity
Total unconsolidated VIE assets	$ 499,481,000,000	$ 552,446,000,000
Maximum exposure to unconsolidated VIEs	45,971,000,000	53,258,000,000
Citicorp
Variable Interest Entity
Total unconsolidated VIE assets	354,493,000,000	347,347,000,000
Maximum exposure to unconsolidated VIEs	41,644,000,000	43,584,000,000
Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	40,200,000,000
Maximum exposure to unconsolidated VIEs	17,100,000,000
Cash flows received on retained interest and other net cash flows	300,000,000
Citi Holdings
Variable Interest Entity
Total unconsolidated VIE assets	144,988,000,000	205,099,000,000
Maximum exposure to unconsolidated VIEs	4,327,000,000	9,674,000,000
Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	4,200,000,000
Maximum exposure to unconsolidated VIEs	1,200,000,000
Cash flows received on retained interest and other net cash flows	1,700,000,000	1,400,000,000	2,800,000,000
Commercial and other real estate | Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	16,100,000,000
Maximum exposure to unconsolidated VIEs	3,100,000,000
Commercial and other real estate | Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	900,000,000
Maximum exposure to unconsolidated VIEs	300,000,000
Corporate loans | Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	2,000,000,000
Maximum exposure to unconsolidated VIEs	1,600,000,000
Corporate loans | Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	400,000,000
Maximum exposure to unconsolidated VIEs	300,000,000
Hedge funds and equities | Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	600,000,000
Maximum exposure to unconsolidated VIEs	400,000,000
Airplanes, ships and other assets | Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	21,500,000,000
Maximum exposure to unconsolidated VIEs	12,000,000,000
Airplanes, ships and other assets | Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	2,900,000,000
Maximum exposure to unconsolidated VIEs	$ 600,000,000